Statement of Changes in Stockholders' Equity - USD ($)	Total	Private Placement	Class A Common Stock	Class A Common Stock Private Placement	Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Accumulated Deficit	Common Stock Subject To Possible Redemption [Member]	Common Stock Subject To Possible Redemption [Member] Class A Common Stock
Beginning balance at Jan. 28, 2021	$ 0		$ 0		$ 0	$ 0		$ 0	$ 0
Beginning Balance (in shares) at Jan. 28, 2021			0		0				0
Issuance of Class B ordinary shares to Sponsor	12,500				$ 500	12,000
Issuance of Class B ordinary shares to Sponsor, shares					5,000,000
Stock Issued During Period, Value, Issued for Services	0					0			$ 392,767,136
Stock Issued During Period, Shares, Issued for Services									41,634,412
Stock Issued During Period, Shares, New Issues				1,132,688
Sale of stocks		$ 11,326,880		$ 113			$ 11,326,767
Accretion of Class A Common Stock to redemption value	(23,576,984)					(11,338,767)		(12,238,217)	$ 23,576,984
Net loss	(13,678,611)							(13,678,611)
Ending balance at Mar. 31, 2021	(25,916,215)		$ 113		$ 500	0		(25,916,828)	$ 416,344,120
Ending Balance (in shares) at Mar. 31, 2021			1,132,688		5,000,000				41,634,412
Accretion Expense	23,576,984
Beginning balance at Jan. 28, 2021	0		$ 0		$ 0	0		0	$ 0
Beginning Balance (in shares) at Jan. 28, 2021			0		0				0
Accretion of Class A Common Stock to redemption value	23,576,984
Net loss	(16,940,140)		$ (435,182)		$ (3,013,835)					$ (13,491,123)
Ending balance at Jun. 30, 2021	(29,177,744)		$ 113		$ 500	0		(29,178,357)	$ 416,344,120
Ending Balance (in shares) at Jun. 30, 2021			1,132,688		5,000,000				41,634,412
Accretion Expense	23,576,984					11,338,767		12,238,217
Beginning balance at Mar. 31, 2021	(25,916,215)		$ 113		$ 500	0		(25,916,828)	$ 416,344,120
Beginning Balance (in shares) at Mar. 31, 2021			1,132,688		5,000,000				41,634,412
Net loss	(3,261,529)							(3,261,529)
Ending balance at Jun. 30, 2021	$ (29,177,744)		$ 113		$ 500	$ 0		$ (29,178,357)	$ 416,344,120
Ending Balance (in shares) at Jun. 30, 2021			1,132,688		5,000,000				41,634,412